Balance Sheet Components - Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory
Raw materials	$ 414	$ 448	$ 182
Work-in-process	498	601	891
Finished goods	872	437	2,407
Total inventory	$ 1,784	$ 1,486	$ 3,480